Financial expenses and income - Financial expenses (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Expense [Line Items]
Interests on income tax payments on account	$ 0	$ 73,363	$ 0
Interest on advance payments of customers	4,656	3,901	2,377
Interest on leases	3,320	3,685	3,912
Tax contingencies	2,279	0
Interest on revolving credit facility	1,868	1,863	1,880
Amortization debt issuance cost	699	696	675
Interest on senior unsecured credit facility	0	0	3,196
Other financial expenses	50	50	54
Interest on excess of salary limit in workers profit sharing	0	0	(1,527)
Change in estimates of uncertain positions	0	(433)	(4,921)
Capitalized interest associated to capital projects	(3,320)	(3,584)	(3,084)
Change in estimates related to excess of salaries limit of worker profit sharing	0	(12,423)	0
Financial expenses	$ 9,552	$ 67,118	$ 5,616